Dodie Kent
                                                              Vice President and
                                                       Associate General Counsel
                                                                  (212) 314-3970
                                                                   Fax: 707-1791

[AXA EQUITABLE LOGO]

                                                               September 8, 2010

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

               Re: Separate Account No. 45 of AXA Equitable Life Insurance Company (the "Account") (Registration Nos. 333-44996 and 811-08754, 33-83750 and 811-08754; 333-64751 and 811-08754;
                    and 333-73121 and 811-08754 and 333-61380 and 811-08754)
                    (Accumulator Advisor, Accumulator, Accumulator Plus, Accumulator Select, and Accumulator Elite, respectively)

Commissioners:

     AXA Equitable, on behalf of Registrant, has sent to contract owners the semi-annual reports, for the period ended June 30, 2010, for the following underlying mutual funds ("Funds") in which Registrant invests:

  o  AXA Premier VIP Trust underlying funds:
       AXA Aggressive Allocation;
       AXA Conservative Allocation;
       AXA Conservative-Plus Allocation;
       AXA Moderate Allocation;
       AXA Moderate-Plus Allocation;
       Multimanager Aggressive Equity;
       Multimanager Core Bond;
       Multimanager International Equity;
       Multimanager Large Cap Core Equity;
       Multimanager Large Cap Growth;
       Multimanager Large Cap Value;
       Multimanager Mid Cap Growth;
       Multimanager Mid Cap Value;
       Multimanager Multi-Sector Bond;
       Multimanager Small Cap Growth;
       Multimanager Small Cap Value;
       Multimanager Technology.

  o  EQ Advisors Trust underlying funds:
       EQ/AllianceBernstein International;
       EQ/AllianceBernstein Small Cap Growth;
       EQ/AXA Franklin Small Cap Value Core;
       EQ/BlackRock Basic Value Equity;
       EQ/BlackRock International Value;
       EQ/Boston Advisors Equity Income;
       EQ/Calvert Socially Responsible;
       EQ/Capital Guardian Growth;
       EQ/Capital Guardian Research;
       EQ/Common Stock Index;
       EQ/Core Bond Index;
       EQ/Davis New York Venture;
       EQ/Equity 500 Index;
       EQ/Equity Growth PLUS;
       EQ/Franklin Core Balanced;
       EQ/Franklin Templeton Allocation;
       EQ/GAMCO Mergers and Acquisitions;
       EQ/GAMCO Small Company Value;
       EQ/Global Bond PLUS;
       EQ/Global Multi-Sector Equity;
       EQ/Intermediate Government Bond Index;
       EQ/International Core PLUS;
       EQ/International Growth;
       EQ/JPMorgan Value Opportunities;
       EQ/Large Cap Core PLUS;
       EQ/Large Cap Growth Index;
       EQ/Large Cap Growth PLUS;
       EQ/Large Cap Value Index;
       EQ/Large Cap Value PLUS;
       EQ/Lord Abbett Growth and Income;
       EQ/Lord Abbett Large Cap Core;
       EQ/Mid Cap Index;
       EQ/Mid Cap Value PLUS;
       EQ/Money Market;
       EQ/Montag & Caldwell Growth;
       EQ/Morgan Stanley Mid Cap Growth;
       EQ/Mutual Large Cap Equity;
       EQ/Oppenheimer Global;
       EQ/PIMCO Ultra Short Bond;
       EQ/Quality Bond PLUS;
       EQ/Small Company Index;
       EQ/T. Rowe Price Growth Stock;
       EQ/Templeton Global Equity;
       EQ/UBS Growth and Income;
       EQ/Van Kampen Comstock;
       EQ/Wells Fargo Advantage Omega Growth.

      Some of the funds listed above may not be available under every policy or contract offered by the Registrant.

     AXA Equitable understands that the Funds have filed or will file their reports with the Commission under separate cover.

     Please direct any question or comment to the undersigned.


                                                     Very truly yours,

                                                     /s/ Dodie Kent
                                                     --------------
                                                         Dodie Kent


                      AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104